Related Party Transactions Disclosure of transactions between related parties (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party [Abstract]
Total compensation	CAD 24	CAD 20	CAD 9
Short-term employee benefits	14	8	8
Post-employment benefits	2	2	2
Termination benefits	0	0	1
Share-based payments	CAD 8	CAD 10	CAD (2)